SIGNIFICANT ACCOUNTING POLICIES (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	64.00%	58.00%	50.00%
Risk-free interest	1.83%	1.33%	1.16%
Expected term (years)	5 years 6 months	5 years 7 months 6 days	5 years 7 months 6 days